SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity
The following table sets forth the stock options activity for the years ended December 31, 2019, 2020 and 2021:

	Number of shares	Weighted- average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$		000’US$
Outstanding as of December 31, 2019	93,846,550	0.19	3.77	30,442
Granted	—	—
Forfeited	(16,014,140)	0.11
Exercised	(9,151,290)	0.10
Expired	(115,200)	0.14

Outstanding as of December 31, 2020	68,565,920	0.22	2.65	2,826

Granted	—	—
Forfeited	(5,655,230)	0.26
Exercised	(748,730)	0.10
Expired	(231,520)	0.28

Outstanding as of December 31, 2021	61,930,440	0.21	1.73	—

Vested and expected to vest as of December 31, 2021	61,930,440

Exercisable as of December 31, 2021	59,693,900

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Group uses the Binominal option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s options modified were as follow:

	2020	2021
Exercise price (US$)	N/A	0.0925
Exercise multiple	N/A	2.2/2.8
Risk-free interest rate	N/A	0.24%/0.33%
Expected term (in years)	N/A	6
Expected dividend yield	N/A	0.00%
Expected volatility	N/A	52.96%/55.13%
Expected forfeiture rate (post-vesting)	N/A	5%
Fair value of the underlying shares on the date of options grants (US$)	N/A	0.23
Fair value of share option (US$)	N/A	0.15

Nonvested Restricted Stock Shares Activity
A summary of activities of the service-based RSUs for the years ended December 31, 2019, 2020 and 2021 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at December 31, 2019	36,834,850	0.76
Granted	64,210,210	0.43
Vested	(954,960)
Forfeited	(51,629,000)
Expired	(500,000)
Unvested at December 31, 2020	47,961,100	0.63

Granted	55,988,000	0.21
Vested	(12,908,750)
Forfeited	(45,336,000)

Unvested at December 31, 2021	45,704,350	0.45